Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Accounts receivable, allowance for doubtful accounts		$ 384	$ 412
Short term borrowings, current portion of long term debt	[1]	$ 3,720	$ 3,011
Preferred stock, shares authorized	[1]	27,000,000	27,000,000
Preferred stock, shares issued	[1]	649	717
Common stock, par value (in dollars per share)	[1]	$ 0.05	$ 0.05
Common stock, shares authorized	[1]	12,000,000,000	12,000,000,000
Common stock, shares issued	[1]	9,178,000,000	9,110,000,000
Treasury stock, shares at cost	[1]	3,003,000,000	2,819,000,000

[1]	Amounts may not add due to rounding.